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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Deborah Carlson
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Deborah Carlson
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts  July 28, 2003

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation


                                      -2-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     $935 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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             Deborah Carlson Form 13F Information Table 6/30/2003
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
     COLUMN 1           COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6     COLUMN 7        COLUMN 8
  Name of Issuer     Title of Class     CUSIP       Value      Shrs or   Sh/ Put/     Investment     Other      Voting Authority
                                                  (X $1000)    Prn Amt   Prn Call     Discretion    Managers  Sole   Shared    None
Amer Int'l Group         Common       026874107         11       200      SH            Sole                      200
Beverly National         Common       088115100         47     2,100      SH            Sole                    2,100
Cinergy Corp.            Common       172474108         55     1,500      SH            Sole                    1,500
CVS Corp.                Common       126650100         20       700      SH            Sole                      700
Dow                      Common       260543103         31     1,000      SH            Sole                    1,000
Duke Energy              Common       264399585         16     1,000      SH            Sole                    1,000
Energy East Corp.        Common       29266M109         83     4,000      SH            Sole                    4,000
Energy East Capital     Preferred     29267G200         55     2,000      SH            Sole                    2,000
Great Plains             Common       391164100         87     3,000      SH            Sole                    3,000
IBM                      Common       459200101         25       300      SH            Sole                      300
Johnson & Johnson        Common       478160104         26       500      SH            Sole                      500
JP Morgan Chase          Common       46625H100         34     1,000      SH            Sole                    1,000
Microsoft                Common       594918104         21       800      SH            Sole                      800
New Plan Excel           Common       648053106         53     2,500      SH            Sole                    2,500
Petroleo                 Common       71654V408         20     1,000      SH            Sole                    1,000
Pfizer                   Common       717081103         31       500      SH            Sole                      500
Proctor & Gamble         Common       742718109         27       300      SH            Sole                      300
Royal Dutch ADR          Common       780257804         37       800      SH            Sole                      800
Stanley Works            Common       854616109         28     1,000      SH            Sole                    1,000
Teco Energy              Common       872375100         24     2,000      SH            Sole                    2,000
Tenn Valley Ser. A      Preferred     880591409         55     2,000      SH            Sole                    2,000
Torch Offshore           Common       891019101         20     3,000      SH            Sole                    3,000
UBS Tactical             Common       90262E301         87     4,023      SH            Sole                    4,023
XL Capital Ltd           Common       G98255105         42       500      SH            Sole                      500

                                                       935
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